GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 83,919	$ 1,487,672	$ 1,187,507	$ (294,054)	$ (196,452)	$ (82,042)	$ 2,759,098	$ (572,588)	$ (897,276)	$ 176,867
Stock based compensation							1,582,072
Net cash (used) provided by operating activities							$ 235,104	$ (459,117)	$ (271,578)	$ 196,582